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                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S



                          SUPPLEMENT DATED MAY 24, 1999
                                      TO
                          PROSPECTUS DATED MAY 3, 1999
                               MASSACHUSETTS ONLY


Notwithstanding any language in the prospectus to the contrary, the following shall apply with respect to policies delivered or issued for delivery in the Commonwealth of Massachusetts:


     (a) The Guaranteed Minimum Death Benefit feature will apply only during the first five Policy years.
     (b) There is no option to extend the Guaranteed Minimum Death Benefit feature beyond the first five Policy years and, as a consequence, there can be no Guaranteed Minimum Death Benefit Charge assessed under the Policy.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S



                         SUPPLEMENT DATED MAY 24, 1999
                                       TO
                          PROSPECTUS DATED MAY 3, 1999
                                   TEXAS ONLY


Notwithstanding any language in the prospectus to the contrary, the following shall apply with respect to policies delivered or issued for delivery in the state of Texas:


     (a) The Guaranteed Minimum Death Benefit feature will apply only during the first five Policy years.
     (b) There is no option to extend the Guaranteed Minimum Death Benefit feature beyond the first five Policy years and, as a consequence, there can be no Guaranteed Minimum Death Benefit Charge assessed under the Policy.